Employee Future Benefits - Major Categories of Plan Assets and Actual Percent Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of fair value of plan assets [Line Items]
Total	$ 3,643.0	$ 3,820.0
Retiree welfare plans
Disclosure of fair value of plan assets [Line Items]
Total	545.0	553.0
U.S. plans
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 2.4	$ 2.1
Percentage of plan assets	16.00%	16.00%
U.S. plans | Pension plans
Disclosure of fair value of plan assets [Line Items]
Total	$ 2,478.0	$ 2,635.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans | Pension plans | Cash and cash equivalents
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 33.0	$ 35.0
Percentage of fair value measurements	1.00%	1.00%
U.S. plans | Pension plans | Public equities
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 326.0	$ 346.0
Percentage of fair value measurements	14.00%	14.00%
U.S. plans | Pension plans | Debt securities
Disclosure of fair value of plan assets [Line Items]
Public debt securities	$ 1,423.0	$ 1,513.0
Percentage of fair value measurements	57.00%	57.00%
U.S. plans | Pension plans | Other invested assets
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 696.0	$ 741.0
Percentage of fair value measurements	28.00%	28.00%
U.S. plans | Retiree welfare plans
Disclosure of fair value of plan assets [Line Items]
Total	$ 545.0	$ 553.0
Percentage of fair value measurements	100.00%	100.00%
U.S. plans | Retiree welfare plans | Cash and cash equivalents
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 13.0	$ 23.0
Percentage of fair value measurements	2.00%	4.00%
U.S. plans | Retiree welfare plans | Public equities
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 48.0	$ 41.0
Percentage of fair value measurements	9.00%	7.00%
U.S. plans | Retiree welfare plans | Debt securities
Disclosure of fair value of plan assets [Line Items]
Public debt securities	$ 472.0	$ 476.0
Percentage of fair value measurements	87.00%	87.00%
U.S. plans | Retiree welfare plans | Other invested assets
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 12.0	$ 13.0
Percentage of fair value measurements	2.00%	2.00%
Canadian plans
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 1.0	$ 1.0
Percentage of plan assets	0.10%	0.10%
Canadian plans | Pension plans
Disclosure of fair value of plan assets [Line Items]
Total	$ 1,166.0	$ 1,185.0
Percentage of fair value measurements	100.00%	100.00%
Canadian plans | Pension plans | Cash and cash equivalents
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 11.0	$ 11.0
Percentage of fair value measurements	1.00%	1.00%
Canadian plans | Pension plans | Public equities
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 200.0	$ 205.0
Percentage of fair value measurements	17.00%	17.00%
Canadian plans | Pension plans | Debt securities
Disclosure of fair value of plan assets [Line Items]
Public debt securities	$ 954.0	$ 968.0
Percentage of fair value measurements	82.00%	82.00%
Canadian plans | Pension plans | Other invested assets
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 1.0	$ 1.0
Percentage of fair value measurements	0.00%	0.00%
Canadian plans | Retiree welfare plans
Disclosure of fair value of plan assets [Line Items]
Total	$ 0.0	$ 0.0
Percentage of fair value measurements	0.00%	0.00%
Canadian plans | Retiree welfare plans | Cash and cash equivalents
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 0.0	$ 0.0
Percentage of fair value measurements	0.00%	0.00%
Canadian plans | Retiree welfare plans | Public equities
Disclosure of fair value of plan assets [Line Items]
Public equity securities	$ 0.0	$ 0.0
Percentage of fair value measurements	0.00%	0.00%
Canadian plans | Retiree welfare plans | Debt securities
Disclosure of fair value of plan assets [Line Items]
Public debt securities	$ 0.0	$ 0.0
Percentage of fair value measurements	0.00%	0.00%
Canadian plans | Retiree welfare plans | Other invested assets
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 0.0	$ 0.0
Percentage of fair value measurements	0.00%	0.00%